PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Discount Rate, maximum	9.50%	8.00%
Discount Rate, minimum	8.10%	7.60%
Inflation rate used in calculation of net present value of rehabilitation liability	5.10%	5.50%
Undiscounted rehabilitation cost	R 752.5	R 824.3